Land Use Rights (Tables)	6 Months Ended
Dec. 31, 2016
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Land use rights	$2,362,728	$2,551,395
Less: Accumulated amortization	(439,620)	(425,730)

Land use rights - net	$1,923,108	$2,125,665

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the six months ended December 31, 2016, 2015 and 2014 were $24,667, $33,971 and $44,163, respectively.

Twelve months ending December 31,
2018	$49,333
2019	49,333
2020	49,333
2021	49,333
2022	49,333
Thereafter	1,676,443

Total	$1,923,108